Discontinued Operations (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
I.C. Power [Member] | Discontinued operations [member]
Disclosure of joint ventures [line items]
Certain payments from ISQ	$ 8